Equity Method Investments - Summarized Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Current assets	$ 295,451	$ 220,384
Non-current assets	1,983,663	1,960,245
Total Assets	2,279,114	2,180,629
Current liabilities	250,946	318,773
Non-current liabilities	771,427	615,492
Total liabilities	1,022,373	934,265
Total Equity	1,256,741	1,246,364	$ 1,233,074	$ 1,173,412
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	39,123	48,722	55,731
Non-current assets	460,076	482,965	304,646
Total Assets	499,200	531,687	360,377
Current liabilities	12,943	34,251	25,793
Non-current liabilities	817	696	296
Total liabilities	13,761	34,947	26,089
Total Equity	$ 485,439	$ 496,740	$ 334,288